PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

Condensed balance sheets

	As of December 31,
	2024	2023
ASSETS
Amounts due from related parties	2,941	2,941
Investments in subsidiaries	$39,656,197	$35,747,703
Total Assets	$39,659,138	$35,750,644
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2024; none authorized, issued and outstanding as of December 31, 2023	29	—
Ordinary shares, $0.0001 par value; 500,000,000 shares and 500,000,000 shares authorized; 35,728,625 shares issued and 35,728,625 shares issued, 25,555,096 shares outstanding and 25,555,096 shares outstanding as of December 31, 2024 and December 31, 2023, respectively *	$2,556	2,556
Additional paid-in capital *	11,441,712	18,850,677
Retained earnings	31,355,902	18,902,533
Accumulated other comprehensive loss	(3,141,061)	(2,005,122)
Total Shareholders’ Equity	39,659,138	35,750,644
Total Liabilities and Shareholders’ Equity	$39,659,138	$35,750,644

Schedule of condensed statements of comprehensive income

	For the years ended
	December 31,
	2024	2023	2022
Share of profit in subsidiaries, net (Note a)	$12,453,369	$10,545,978	$12,568,750
Income before income tax	12,453,369	10,545,978	12,568,750
Income tax provision	—	—	—
Net income	12,453,369	10,545,978	12,568,750
Other comprehensive (loss) income
Foreign currency translation loss	$(1,135,939)	$(728,688)	$(1,506,905)
Comprehensive income	$11,317,430	$9,817,290	$11,061,845

Schedule of condensed statements of cash flows

	For the years ended
	December 31,
	2024	2023	2022
Cash flows from operating activities
Net income	$12,453,369	$10,545,978	$12,568,750
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income in subsidiaries	(12,453,369)	(10,545,978)	(12,568,750)
Net cash provided by operating activities	—	—	—
Cash at beginning of year	$—	$—	—
Cash at the end of the year	$—	$—	$—